Zacks Earnings Consistent Portfolio ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	COMMON STOCK - 98.2%
	AEROSPACE & DEFENSE - 0.9%
70	Lockheed Martin Corporation	$ 23,262

	APPAREL & TEXTILE PRODUCTS - 1.5%
247	NIKE, Inc.	41,321

	ASSET MANAGEMENT - 2.5%
129	Ameriprise Financial, Inc.	38,975
29	BlackRock, Inc.	27,360
		66,335
	BANKING - 3.6%
324	JPMorgan Chase & Company	55,044
55,044	KeyCorporation	41,933
		96,977
	BEVERAGES - 2.1%
344	PepsiCo, Inc.	55,590

	BIOTECH & PHARMA - 5.0%
151	Amgen, Inc.	31,253
437	Bristol-Myers Squibb Company	25,521
103	Eli Lilly and Company	26,240
301	Johnson & Johnson	49,027
		132,041
	CHEMICALS - 1.7%
282	Celanese Corporation	45,546

	COMMERCIAL SUPPORT SERVICES - 2.8%
83	Cintas Corporation	35,947
286	Republic Services, Inc.	38,496
		74,443
	DIVERSIFIED INDUSTRIALS - 1.7%
208	Honeywell International, Inc.	45,473

	ELECTRIC UTILITIES - 3.2%
410	American Electric Power Company, Inc.	34,731
372	NextEra Energy, Inc.	31,743
318	Southern Company (The)	19,818
		86,292
	ELECTRICAL EQUIPMENT - 0.8%
66	Rockwell Automation, Inc.	21,080

	ENTERTAINMENT CONTENT - 1.6%
249	Walt Disney Company (The) (a)	42,098

	FOOD - 1.6%
243	Hershey Company (The)	42,610

	HEALTH CARE FACILITIES & SERVICES - 6.8%
496	CVS Health Corporation	44,283
121	Laboratory Corp of America Holdings (a)	34,729
87	Molina Healthcare, Inc. (a)	25,728
166	UnitedHealth Group, Inc.	76,438
		181,178
	HOUSEHOLD PRODUCTS - 3.5%
378	Colgate-Palmolive Company	28,800
457	Procter & Gamble Company (The)	65,346
		94,146

Zacks Earnings Consistent Portfolio ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCK - 98.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
479	State Street Corporation	$ 47,206

	INSURANCE - 4.9%
552	Hartford Financial Services Group, Inc. (The)	40,257
317	Marsh & McLennan Companies, Inc.	52,876
595	MetLife, Inc.	37,366
		130,499
	INTERNET MEDIA & SERVICES - 3.7%
33	Alphabet, Inc. (a)	97,710

	LEISURE FACILITIES & SERVICES - 1.4%
363	Starbucks Corporation	38,503

	MACHINERY - 2.3%
177	Caterpillar, Inc.	36,110
71	Deere & Company	24,304
		60,414
	MEDICAL EQUIPMENT & DEVICES - 6.7%
262	Baxter International, Inc.	20,688
183	Danaher Corporation	57,054
273	Edwards Lifesciences Corporation (a)	32,711
104	Stryker Corporation	27,671
63	Thermo Fisher Scientific, Inc.	39,883
		178,007
	REITS - 2.6%
171	Crown Castle International Corporation	30,831
183	Mid-America Apartment Communities, Inc.	37,370
		68,201
	RETAIL - CONSUMER STAPLES - 1.9%
342	Walmart, Inc.	51,102

	RETAIL - DISCRETIONARY - 3.0%
215	Home Depot, Inc. (The)	79,924

	SEMICONDUCTORS - 4.1%
339	Applied Materials, Inc.	46,324
170	Skyworks Solutions, Inc.	28,412
182	Texas Instruments, Inc.	34,121
		108,857
	SOFTWARE - 10.3%
63	ANSYS, Inc. (a)	23,914
65	Intuit, Inc.	40,689
477	Microsoft Corporation	158,183
153	Synopsys, Inc. (a)	50,977
		273,763
	SPECIALTY FINANCE - 2.1%
317	American Express Company	55,088

	TECHNOLOGY HARDWARE - 6.6%
980	Apple, Inc.	146,804
508	Cisco Systems, Inc.	28,433
		175,237
	TECHNOLOGY SERVICES - 3.7%
163	Accenture plc	58,483
100	Moody's Corporation	40,415
		98,898

Zacks Earnings Consistent Portfolio ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCK - 98.2% (Continued)
	TELECOMMUNICATIONS - 1.3%
659	Verizon Communications, Inc.	$ 34,920

	TRANSPORTATION & LOGISTICS - 1.5%
167	FedEx Corporation	39,334

	WHOLESALE - CONSUMER STAPLES - 1.0%
363	Sysco Corporation	27,915

	TOTAL COMMON STOCK (Cost - $19,081,974)	2,613,970

	TOTAL INVESTMENTS - 98.2% (Cost - $2,553,216)	$ 2,613,970
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	47,383
	NET ASSETS - 100.00%	$ 2,661,353

plc - Public Limited Company
REITs - Real Estate Investment Trusts

(a)	Non-income producing security.